SCHEDULE OF RECONCILIATION OF INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at statutory rate					$ (730,598)	$ (2,255,469)
Tax Cuts and Job Act Impact
Decrease in valuation allowance					730,598	2,255,469
Income tax expense